THE VANTAGEPOINT FUNDS

Supplement dated February 27, 2008 to the Statement of Additional Information dated
May 1, 2007, as revised October 30, 2007 as supplemented January 9, 2008

This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information.

The following should be read with the information found under the section entitled “Additional Information Regarding Portfolio Managers.”

Capital Guardian Trust Company
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 61.

Eric Stern has replaced Gene Stein as a member of the team of portfolio managers that manage the portion of assets of the Growth & Income Fund assigned to Capital Guardian Trust Company. Therefore, the following information about accounts managed by Mr. Stern should be considered part of the table for the Growth & Income Fund. The information relating to the accounts managed by other members of the team remains unchanged.

Other accounts managed by portfolio manager(s) as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in billions)	Number	Total Assets (in billions)	Number	Total Assets (in billions)

Growth & Income Fund
Eric Stern	11	$4.42	6	$1.88	73*	$14.79*

*	Two of these accounts with aggregate assets of $1.57 billion have an advisory fee based upon the performance of the account.
The following replaces the first paragraph of “Compensation of Portfolio Managers” for Capital Guardian Trust Company found on page 63:
At Capital Guardian Trust Company, portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

STW Fixed Income Management, Ltd.
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 81.
Andrew B.J. Chorlton has joined the team of portfolio managers that manage the portion of assets of the Low Duration Bond Fund assigned to STW Fixed Income Management, Ltd. Therefore, the following information about accounts managed by Mr. Chorlton should be considered part of the table for the Low Duration Bond Fund. The information relating to the accounts managed by other members of the team remains unchanged.
Other accounts managed by portfolio manager(s) as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Low Duration Bond Fund
Andrew B.J. Chorlton	2	$562	2	$187	152	$10,077

Wellington Management Company, LLP
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 90.
Ian Link has joined John Ryan as a portfolio manager for the portion of assets of the Growth & Income Fund assigned to Wellington Management Company, LLP. Therefore, the following information about accounts managed by Mr. Link should be considered part of the table for the Growth & Income Fund. The information relating to the accounts managed by Mr. Ryan remains unchanged.
Other accounts managed by portfolio manager(s) as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Growth & Income Fund
Ian Link	5	$2,343.1	0	$0	0	$0

The following should be read in conjunction with the information found in the section entitled “Portfolio Manager Ownership of Fund Shares” found on page 95.
As of December 31, 2007, none of the new portfolio managers identified above owned shares of Funds for which they provide portfolio management services.
[End of Supplement]